Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Carrying Amount of Right-of-Use Assets	The carrying amount of the Group’s right-of-use assets and the movements during the year is as follows:
	Office	Office
	premises	equipment	Total
	US$	US$	US$
At January 1, 2022	449,044	7,626	456,670
Additions	1,320,921	-	1,320,921
Remeasurement on lease modifications	(128,756)	-	(128,756)
Depreciation charge	(866,094)	(5,063)	(871,157)
Exchange realignment	761	(25)	736

At December 31, 2022 and January 1, 2023	775,876	2,538	778,414
Additions	412,276	7,118	419,394
Remeasurement on lease modifications	134,429	-	134,429
Depreciation charge	(740,950)	(3,006)	(743,956)
Exchange realignment	1,447	(7)	1,440

At December 31, 2023	583,078	6,643	589,721

Schedule of Carrying Amount	The carrying amount of lease liabilities and the movements during the year are as follows:
	2023	2022
	US$	US$
Carrying amount at January 1	785,687	486,678
New leases	416,451	1,237,069
Remeasurement on lease modifications	133,171	(64,390)
Accretion of interest recognized during the year	48,363	42,130
Payments	(779,271)	(915,438)
Exchange realignment	1,660	(362)

Carrying amount at December 31	606,061	785,687

Analyzed into:
Current portion	574,630	492,735
Non-current portion	31,431	292,952

Schedule of Profit or Loss	The amounts recognized in profit or loss in relation to leases are as follows:
	2023	2022	2021
	US$	US$	US$
Interest on lease liabilities	48,363	42,130	48,171
Depreciation charge of right-of-use assets	743,956	871,157	784,029
Expense relating to short-term leases	42,931	157,264	330,400
Loss on lease modifications	-	65,406	-

Total amount recognized in profit or loss	835,250	1,135,957	1,162,600